UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08234

TIFF Investment Program, Inc
(Exact name of registrant as specified in charter)

590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA		22911
(Address of principal executive offices)		(Zip code)

Richard J. Flannery, President and Principal Executive Officer 590 Peter Jefferson Parkway, Charlottesville, 22911
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(434) 817-8200

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2005

Number of Shares		Value
	Common Stocks — 48.3%

	US Common Stocks — 22.6%

	Aerospace and Defense — 0.4%
24,000	Boeing Co.	$1,630,800
8,700	Lockheed Martin Corp.	531,048
8,200	Northrop Grumman Corp.	445,670
17,700	Raytheon Co.	672,954
3,200	Textron, Inc.	229,504
		3,509,976
	Airlines — 0.1%
55,300	AMR Corp. (*)	618,254
44,400	Northwest Airlines Corp. (*)	29,082
13,400	US Airways Group, Inc. (*)	281,534
		928,870
	Automotive — 0.0% (h)
48,600	Ford Motor Co.	479,196

	Banking — 0.2%
4,200	BB&T Corp.	163,968
6,500	Comerica, Inc.	382,850
5,300	National City Corp.	177,179
5,400	UnionBanCal Corp.	376,488
6,200	Wells Fargo Corp.	363,134
		1,463,619
	Beverages, Food, and Tobacco — 0.6%
29,300	Altria Group, Inc.	2,159,703
66,700	Anheuser-Busch Companies, Inc.	2,870,768
19,900	ConAgra Foods, Inc.	492,525
4,000	General Mills, Inc.	192,800
4,400	Pepsico, Inc.	249,524
		5,965,320
	Chemicals — 0.2%
8,800	Dow Chemical Co.	366,696
14,700	The Scotts Miracle-Gro Company	1,292,571
		1,659,267
	Commercial Services — 0.1%
10,100	Cendant Corp.	208,464
4,000	Learning Tree International, Inc. (*)	52,800
32,000	Viad Corp.	875,200
		1,136,464
	Communications — 0.5%
51,800	American Tower Corp., Class A (*)	1,292,410
11,100	Corning, Inc. (*)	214,563
403,000	Lucent Technologies, Inc. (*)	1,309,750
4,400	QUALCOMM, Inc.	196,900
64,800	SBA Communications Corp. (*)	999,864
17,700	Verizon Communications Corp.	578,613
		4,592,100

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Computer Software and Processing — 1.0%
4,600	Autodesk, Inc.	$213,624
4,700	Computer Sciences Corp. (*)	222,357
10,600	DST Systems, Inc. (*)	581,198
8,200	Electronic Data Systems Corp.	184,008
4,700	Fiserv, Inc. (*)	215,589
48,600	IMS Health, Inc.	1,223,262
207,400	Microsoft Corp.	5,336,401
155,800	Oracle Corp. (*)	1,930,362
		9,906,801
	Computers and Information — 0.8%
4,700	Apple Computer, Inc. (*)	251,967
51,700	Cisco Systems, Inc. (*)	926,981
20,700	Dell, Inc. (*)	707,940
79,400	Hewlett-Packard Co.	2,318,480
5,700	International Business Machines Corp.	457,254
8,700	Lexmark International, Inc. (*)	531,135
262,400	Sun Microsystems, Inc. (*)	1,028,608
98,500	Xerox Corp. (*)	1,344,525
		7,566,890
	Cosmetics and Personal Care — 0.1%
9,100	Estee Lauder Companies, Inc., Class A	316,953
2,900	Procter & Gamble Co.	172,434
		489,387
	Diversified — 0.5%
475	Berkshire Hathaway Inc., Class B (*)	1,297,225
97,500	General Electric Co.	3,282,825
		4,580,050
	Electric Utilities — 0.2%
3,800	Constellation Energy Group, Inc.	234,080
10,700	Edison International	505,896
4,400	FirstEnergy Corp.	229,328
5,800	TXU Corp.	654,704
		1,624,008
	Electronics — 0.3%
38,180	Agere Systems, Inc. (*)	397,072
58,700	Intel Corp.	1,446,955
19,300	Texas Instruments, Inc.	654,270
		2,498,297
	Entertainment and Leisure — 0.3%
105,700	Blockbuster, Inc., Class B	473,536
39,100	Discovery Holding Co., Class A (*)	564,604
19,000	International Speedway Corp., Class A	996,930
121,000	Liberty Media Corp., Class A (*)	974,050
		3,009,120
	Financial Services — 2.5%
54,300	American Express Co.	3,118,992
56,000	Bank of America Corp.	2,357,600
96,500	Citigroup, Inc.	4,392,680
12,200	Goldman Sachs Group, Inc.	1,483,276
60,900	JP Morgan Chase & Co., Inc.	2,066,337
13,300	KeyCorp	428,925
5,600	Lehman Brothers Holdings, Inc.	652,288
113,400	Mellon Financial Corp.	3,625,398

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
10,700	Merrill Lynch & Co.	$656,445
32,000	Moody’s Corp.	1,634,560
54,000	Morgan Stanley	2,912,760
14,700	The Charles Schwab Corp.	212,121
13,900	Washington Mutual, Inc.	545,158
		24,086,540
	Forest Products and Paper — 0.4%
5,100	Georgia-Pacific Group	173,706
96,200	International Paper Co.	2,866,760
7,900	Kimberly-Clark Corp.	470,287
		3,510,753
	Healthcare Providers — 0.0% (h)
8,100	HCA, Inc.	388,152

	Heavy Construction — 0.2%
77,317	Comstock Homebuilding Cos., Inc., Class A (*)	1,540,155

	Heavy Machinery — 0.1%
3,300	Caterpillar, Inc.	193,875
11,000	Ingersoll Rand Co.	420,530
6,400	Paccar, Inc.	434,496
		1,048,901
	Home Construction, Furnishings, and Appliances — 0.2%
2,700	Centex Corp.	174,366
11,100	D.R. Horton, Inc.	402,042
6,200	Lennar Corp., Class A	370,512
56,500	Levitt Corp., Class A	1,296,110
3,200	Toll Brothers, Inc. (*)	142,752
		2,385,782
	Household Products — 0.0% (h)
7,300	The Clorox Co.	405,442

	Insurance — 0.8%
6,800	Aetna, Inc.	585,752
10,300	Allstate Corp.	569,487
5,200	Loews Corp.	480,532
13,000	MBIA Inc.	788,060
15,500	Mercury General Corp.	929,845
7,900	MGIC Investment Corp.	507,180
8,700	Principal Financial Group, Inc.	412,119
27,600	The Progressive Corp.	2,891,652
		7,164,627
	Lodging — 0.6%
104,600	Hilton Hotels Corp.	2,334,672
21,200	Marriott International, Inc. Class A	1,335,600
29,500	Starwood Hotels & Resorts Worldwide, Inc.	1,686,515
		5,356,787
	Media - Broadcasting and Publishing — 1.2%
37,400	Comcast Corp., Class A (*)	1,076,372
15,700	Dow Jones & Co., Inc.	599,583
5,900	EchoStar Communications Corp.	174,463
2,300	Gannett Co., Inc.	158,309
56,515	Hollinger International, Inc.	553,847

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
58,867	Liberty Global, Inc., Class A (*)	$1,594,118
58,867	Liberty Global, Inc., Class C (*)	1,515,825
10,800	McGraw-Hill Companies, Inc.	518,832
284,900	Primedia, Inc. (*)	1,165,241
20,700	Viacom, Inc., Class A	687,240
103,600	Viacom, Inc., Class B	3,419,836
		11,463,666
	Medical Supplies — 0.0% (h)
2,900	Becton, Dickinson & Co.	152,047

	Metals — 0.1%
1,700	Phelps Dodge Corp.	220,881
17,200	Superior Essex, Inc. (*)	309,772
		530,653
	Metals and Mining — 0.7%
179,800	Alcoa, Inc.	4,390,716
23,300	Apex Silver Mines Ltd. (*)	366,043
34,100	Freeport-McMoRan Copper & Gold, Inc., Class B	1,656,919
7,800	Nucor Corp.	460,122
		6,873,800
	Oil and Gas — 4.5%
19,842	Anadarko Petroleum Corp.	1,899,871
16,900	Baker Hughes, Inc.	1,008,592
21,600	Burlington Resources, Inc.	1,756,512
46,500	Chevron Corp.	3,009,945
39,400	ConocoPhillips	2,754,454
27,100	CONSOL Energy, Inc.	2,066,917
24,600	Devon Energy Corp.	1,688,544
49,400	EOG Resources, Inc.	3,700,060
25,800	Equitable Resources, Inc.	1,007,748
68,060	Exxon Mobil Corp.	4,324,532
19,475	Global Santa Fe Corp.	888,449
23,400	Halliburton Co.	1,603,368
7,100	Marathon Oil Corp.	489,403
45,300	Massey Energy Co.	2,313,471
26,400	Newfield Exploration Co. (*)	1,296,240
27,000	Noble Energy, Inc.	1,266,300
2,800	Sunoco, Inc.	218,960
16,300	Transocean, Inc. (*)	999,353
52,100	Valero Energy Corp.	5,890,426
25,200	Western Gas Resources, Inc.	1,290,996
69,366	XTO Energy, Inc.	3,143,667
		42,617,808
	Pharmaceuticals — 1.5%
9,900	Abbott Laboratories	419,760
10,900	Amgen, Inc. (*)	868,403
28,300	Bristol-Myers Squibb Co.	680,898
9,100	Cardinal Health, Inc.	577,304
2,400	Genentech, Inc. (*)	202,104
16,000	Johnson & Johnson	1,012,480
10,100	McKesson Corp.	479,245
5,000	Merck & Co., Inc.	136,050
180,400	Pfizer, Inc.	4,504,588
89,700	Schering-Plough Corp.	1,888,185

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
76,400	Wyeth	$3,535,028
		14,304,045
	Real Estate — 2.4%
48,600	American Campus Communities, Inc. REIT	1,167,372
48,874	BNP Residential Properties, Inc. REIT	701,342
9,300	Capital Automotive REIT	360,003
62,300	Digital Realty Trust, Inc. REIT	1,120,777
4,100	Extra Space Storage, Inc. REIT	63,058
52,300	Extra Space Storage, Inc. REIT (a) (b)	792,659
35,400	Forest City Enterprises, Inc., Class A	1,348,740
60,244	General Growth Properties, Inc. REIT	2,706,763
30,700	Glenborough Realty Trust, Inc. REIT	589,440
103,100	Gramercy Capital Corp. REIT (a) (b) (c)	2,470,276
30,510	JER Investors Trust, Inc. REIT (*)	551,011
50,100	Maguire Properties, Inc. REIT	1,505,505
31,248	Post Properties, Inc. REIT	1,163,988
62,000	ProLogis Trust REIT	2,747,220
35,700	Simon Property Group, Inc. REIT	2,646,084
28,434	St. Joe Co. (The)	1,775,703
48,500	Strategic Hotel Capital, Inc. REIT	885,610
18,800	Ventas, Inc. REIT	605,360
		23,200,911
	Restaurants — 0.0% (h)
8,600	Yum! Brands, Inc.	416,326

	Retailers — 1.1%
54,000	99 Cents Only Stores (*)	499,500
14,900	Amazon.com, Inc. (*)	674,970
4,800	Best Buy Co., Inc.	208,944
76,000	Costco Wholesale Corp.	3,274,840
1,300	Federated Department Stores, Inc.	86,931
19,500	Home Depot, Inc.	743,730
24,500	Kroger Co. (*)	504,455
8,200	Limited Brands	167,526
12,300	Nordstrom, Inc.	422,136
19,800	Safeway, Inc.	506,880
6,000	Target Corp.	311,580
66,300	Wal-Mart Stores, Inc.	2,905,266
		10,306,758
	Telephone Systems — 0.6%
35,000	ALLTEL Corp.	2,278,850
15,900	BellSouth Corp.	418,170
98,500	Cincinnati Bell, Inc. (*)	434,385
78,100	Level 3 Communications, Inc. (*)	178,849
39,800	SBC Communications, Inc.	954,006
69,585	Sprint Nextel Corp.	1,654,731
		5,918,991
	Textiles, Clothing, and Fabrics — 0.1%
13,600	Coach, Inc. (*)	426,496
4,300	Nike Inc., Class B	351,224
		777,720
	Transportation — 0.3%
27,800	Burlington Northern Santa Fe Corp.	1,662,440
50,500	Kansas City Southern (*)	1,177,155
		2,839,595
	Total US Common Stocks (Cost $184,177,843)	214,698,824

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Foreign Common Stocks — 25.7%

	Australia — 1.3%
288,217	Alumina Ltd.	$1,348,769
322,094	Amcor Ltd.	1,655,958
22,857	Australia and New Zealand Banking Group Ltd.	419,032
12,000	Caltex Australian Ltd.	187,411
169,811	Coles Myer Ltd.	1,332,097
415,273	Foster’s Group Ltd.	1,850,936
20,000	Iluka Resources Ltd.	134,262
115,061	National Australia Bank Ltd.	2,898,587
22,000	Rinker Group Ltd.	280,046
73,442	Santos Ltd.	699,389
478,284	Telstra Corp. Ltd.	1,490,626
		12,297,113
	Belgium — 0.1%
2,562	Electrabel SA	1,289,410

	Brazil — 1.0%
19,900	Cia Siderurgica Nacional SA - ADR (†)	462,078
38,543	Cia Vale do Rio Doce - ADR - Frankfurt Stock Exchange	1,690,496
122,500	Cia Vale do Rio Doce - ADR - New York Stock Exchange (†)	4,766,475
32,700	Petroleo Brasileiro SA - ADR	2,337,723
52,700	Votorantim Celulose Papel SA - ADR	706,180
		9,962,952
	Canada — 4.3%
200,400	Abitibi-Consolidated, Inc. - New York Stock Exchange	811,620
61,300	Abitibi-Consolidated, Inc. - Toronto Stock Exchange	246,658
11,800	ACE Aviation Holdings, Inc., Class A (*)	361,036
22,000	Alcan, Inc.	698,518
28,500	BCE, Inc.	782,098
584,700	Bombardier, Inc., Class B	1,445,881
8,500	Brascan Corp., Class A (*)	396,100
26,100	Brookfield Properties Co.	769,167
60,600	Cameco Corp.	3,242,100
3,750	Canadian National Railway Co.	266,212
125,000	Canadian Natural Resources Ltd.	5,654,403
53,100	Domtar, Inc.	341,769
95,500	Encana Corp.	5,583,039
10,100	Fairmont Hotels & Resorts, Inc.	337,566
900	Fraser Papers, Inc. (*)	7,561
550,000	Huntingdon Real Estate Investment Trust REIT (a) (b) (c)	1,405,167
22,700	Imperial Oil Ltd.	2,621,081
409,900	Nortel Networks Corp. (*)	1,345,613
3,800	Novelis, Inc.	81,429
49,742	Petro-Canada	2,083,625
43,500	Placer Dome, Inc.	746,025
49,900	Rogers Communications, Inc., Class B	1,967,451
46,484	Suncor Energy, Inc.	2,820,441
3,900	Talisman Energy, Inc.- New York Stock Exchange	190,476

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
96,700	Talisman Energy, Inc.- Toronto Stock Exchange	$4,739,183
89,487	Western Oil Sands, Inc., Class A (*)	2,124,218
		41,068,437
	China — 0.3%
18,800	Aluminum Corp. of China Ltd.	1,180,076
20,800	China Petroleum & Chemical Corp. - ADR	951,823
1,800,000	China Telecom Corp.	679,015
212,000	Tsingtao Brewery Co. Ltd.	228,336
		3,039,250
	Denmark — 0.1%
4,800	Coloplast A/S, Class B	293,349
13,333	Vestas Wind Systems A/S (*)	323,182
7,600	William Demant Holding A/S (*)	357,384
		973,915
	Finland — 0.3%
23,400	Metso Oyj	596,078
38,430	M-real Oyj, Class B	208,968
40,300	Sampo Oyj, Class A	642,179
10,300	Tietoenator Oyj	347,201
63,268	UPM-Kymmeme Oyj	1,272,263
		3,066,689
	France — 1.3%
28,500	Alcatel SA (*)	381,622
31,800	Arcelor SA	746,902
3,700	Atos Origin SA (*)	262,805
19,100	AXA SA	526,596
6,700	BNP Paribas	511,177
8,700	Carrefour SA	401,979
5,100	Compagnie de Saint-Gobain	294,540
4,200	Groupe Danone	457,230
4,504	Sanofi-Aventis	373,783
163,400	Scor SA	335,236
8,879	Societe Generale, Class A	1,017,632
7,900	Thales SA	368,249
11,004	Total SA	3,002,249
25,700	Total SA - ADR (†)	3,490,574
		12,170,574
	Germany — 0.8%
9,500	BASF AG	716,319
52,859	Bayer AG	1,944,889
37,908	Bayerische Hypo-und Vereinsbank AG (*)	1,071,771
8,400	Bayerische Motoren Werke AG	395,865
10,500	DaimlerChrysler AG	559,208
11,200	Deutsche Post AG	262,898
5,100	E.ON AG	470,419
8,200	Fresenius Medical Care AG	749,196
26,928	RWE AG	1,787,791
		7,958,356
	Hong Kong — 1.4%
54,000	Asia Satellite Telecom Holdings Ltd.	102,191
958,000	First Pacific Co. Ltd.	330,862
154,000	Henderson Land Development Co. Ltd.	771,274
80,000	Hong Kong Aircraft Engineering Co. Ltd.	612,603
276,700	Hong Kong Electric Holdings Ltd.	1,381,356

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
158,000	Hong Kong Exchanges & Clearing Ltd.	$541,874
356,687	Hong Kong Shanghai Hotels Ltd.	396,874
102,412	Hysan Development Co. Ltd.	256,372
731,000	i-Cable Communications Ltd.	212,099
148,200	Jardine Matheson Holdings, Ltd.	2,534,220
178,500	Jardine Strategic Holdings, Ltd.	1,820,700
161,000	Mandarin Oriental International Ltd.	137,655
1,039,765	New World Development Ltd.	1,372,085
234,000	Next Media Ltd. (*)	102,765
17,400	Orient-Express Hotels, Ltd.	494,508
240,000	Silver Grant International Ltd.	68,151
298,000	SmarTone Telecommunications Holdings Ltd.	308,764
150,000	Television Broadcasts Ltd.	918,106
272,000	Wheelock & Co. Ltd.	484,964
		12,847,423
	Indonesia — 0.1%
173,000	PT Astra International TBK	163,912
8,220,367	PT Bank Pan Indonesia TBK	387,847
185,000	PT Gudang Garam TBK	195,498
79,000	PT Hero Supermarket TBK (*)	47,216
1,487,000	PT Indofood Sukses Makmur TBK	105,537
1,706,000	PT Matahari Putra Prima TBK	139,105
166,000	PT Semen Gresik TBK	294,054
		1,333,169
	Ireland — 0.1%
101,500	Eircom Group plc	238,069
55,400	Fyffes plc	169,694
123,900	Independent News & Media plc	363,364
		771,127
	Italy — 0.4%
265,612	Banca Intesa SpA	1,241,946
7,324	FASTWEB (*)	328,716
72,000	Fiat SpA (*)	646,320
23,200	Luxottica Group SpA - ADR	577,912
4,400	Natuzzi SpA - ADR (†)	36,212
44,500	Saipem SpA	750,747
68,100	Unicredito Italiano SpA	385,272
		3,967,125
	Japan — 2.5%
2,900	Aisin Seiki Co. Ltd.	82,805
11,000	Alfresa Holdings Corp.	514,264
38,000	Bank of Fukuoka Ltd. (The)	273,904
39,400	Canon, Inc.	2,139,488
50,000	Chiba Bank Ltd. (The)	407,366
14,000	Dai Nippon Printing Co. Ltd.	226,139
12,000	Daifuku Co. Ltd.	163,096
99	East Japan Railway Co.	568,070
11,600	FamilyMart Co. Ltd.	350,400
13,000	Fuji Photo Film Co. Ltd.	430,855
4,600	Fujitsu Frontech Ltd.	49,255
44,000	Hitachi Ltd.	279,332
11,400	Isetan Co. Ltd.	183,055
14	Japan Tobacco, Inc.	221,439
11,000	JS Group Corp.	187,670

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
12,000	Kao Corp.	$297,394
148,000	Kawasaki Heavy Industries Ltd.	377,722
31	KDDI Corp.	175,697
20,000	Kinden Corp.	173,805
43,000	Kirin Brewery Co. Ltd.	476,477
14,000	Matsushita Electric Industries Co.	239,451
40,114	Matsushita Electric Works Ltd.	399,711
15,000	Mitsubishi Corp.	298,778
10,000	Mitsubishi Gas Chemical Co., Inc.	66,934
84	Mizuho Financial Group, Inc.	539,722
10,350	Namco Bandai Holdings, Inc. (*)	172,591
12,000	NGK Insulators Ltd.	153,882
3,500	Nintendo Co. Ltd.	410,555
13,000	Nippon Meat Packers, Inc.	140,921
10,000	Nippon Mining Holdings, Inc.	79,237
41,000	Nippon Oil Corp.	361,299
32,000	Nippon Suisan Kaisha Ltd.	125,804
79	Nippon Telegraph and Telephone Corp.	391,454
10,000	Nisshinbo Industries, Inc.	86,857
10,000	Noritake Co. Ltd.	47,844
310	NTT DoCoMo, Inc.	556,536
14,000	Onward Kashiyama Co. Ltd.	223,118
3,000	Ryosan Co. Ltd.	78,695
5,000	Sankyo Co. Ltd.	265,490
7,000	SECOM Co. Ltd.	340,101
27,000	Sekisui House Ltd.	332,986
10,080	Seven & I Holdings Co., Ltd. (*)	334,399
40,000	Shimizu Corp.	264,479
16,000	Shiseido Co. Ltd.	232,118
25,000	Sompo Japan Insurance, Inc.	330,737
6,400	Sony Corp.	211,893
23,000	Sumitomo Electric Industries Ltd.	312,268
19,000	Sumitomo Forestry Co. Ltd.	192,811
19,000	Sumitomo Metal Mining Co. Ltd.	178,172
69	Sumitomo Mitsui Financial Group, Inc.	656,245
59,000	Sumitomo Trust & Banking Co. Ltd.	489,101
25,000	Taiyo Nippon Sanso Corp.	157,414
42,100	Takeda Pharmaceutical Co. Ltd.	2,515,104
32,000	Tanabe Seiyaku Co. Ltd.	325,061
20,000	Tokyo Broadcasting System, Inc.	464,608
15,200	Tokyo Electric Power Co., Inc.	385,027
121,000	Tokyo Gas Co. Ltd.	493,613
3,000	Tokyo Ohka Kogyo Co. Ltd.	73,761
14,200	Toppan Forms Co. Ltd.	175,633
3,000	Toyo Seikan Kaisha Ltd.	44,705
42,200	Toyota Motor Corp.	1,950,402
88	West Japan Railway Co.	333,906
6,000	Yamaha Motor Co. Ltd.	124,839
6,000	Yamatake Corp.	113,684
48,000	Yokohama Bank Ltd.	366,573
		23,616,752
	Malaysia — 0.4%
22,800	British American Tobacco Berhad	229,627
106,000	Carlsberg Brewery Malaysia Berhad	149,058

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
241,111	CIMB Berhad	$403,129
191,000	Commerce Asset-Holding Berhad	283,812
145,000	Kumpulan Guthrie Berhad	92,383
100,000	Malaysian Airlines System Berhad	89,138
362,900	Maxis Communications Berhad	910,283
336,000	Multi-Purpose Holdings Berhad (*)	84,708
250,000	Resorts World Berhad	729,092
121,000	Telekom Malaysia Berhad	333,534
		3,304,764
	Mexico — 0.1%
2,100	America Movil SA de CV	55,272
248,900	Grupo Continental SA	434,389
1,600	Telefonos de Mexico SA de CV, Class L - ADR	34,032
		523,693
	Netherlands — 1.8%
59,000	Fortis	1,711,614
15,175	Heineken NV	488,841
60,132	ING Groep NV	1,798,351
40,800	Koninklijke (Royal) KPN NV	367,659
19,600	Koninklijke (Royal) Philips Electronics NV	522,936
4,092	Koninklijke Boskalis Westminster NV	204,310
65,139	Mittal Steel Co. NV, Class A	1,876,003
120,268	Reed Elsevier NV	1,665,354
137,690	Royal Dutch Shell plc, Class A	4,560,183
25,100	Royal Dutch Shell plc, Class A, ADR	1,662,581
29,422	Royal Dutch Shell plc, Class B	1,019,120
19,222	Royal Dutch Shell plc, Class B, ADR	1,331,660
9,842	Wolters Kluwer NV	183,822
		17,392,434
	New Zealand — 0.2%
93,722	Carter Holt Harvey Ltd.	163,916
298,525	Telecom Corporation of New Zealand Ltd.	1,246,801
		1,410,717
	Norway — 0.0% (h)
30,600	DnB NOR ASA	316,926

	Panama — 0.1%
34,600	Banco Latinoamericano de Exportaciones SA	587,508

	Philippines (The) — 0.2%
522,000	ABS-CBN Broadcasting Corp. - PDR (*)	130,167
177,976	Ayala Corp.	913,266
358,000	Banco de Oro Universal Bank	195,122
57,400	Globe Telecom, Inc.	763,012
376,000	Jollibee Foods Corp.	241,624
		2,243,191
	Poland — 0.1%
15,504	Bank Pekao SA	859,838

	Russia — 0.3%
53,080	Lukoil Oil Co. - ADR	3,065,370

	Singapore — 0.3%
627,000	BIL International Ltd.	475,140

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
76,000	Great Eastern Holdings Ltd.	$697,071
316,800	Oversea-Chinese Banking Corp.	1,172,857
26,000	Overseas Union Enterprise Ltd.	147,076
201,000	SembCorp Marine Ltd.	355,986
349,000	United Industrial Corp.	225,032
		3,073,162
	South Africa — 1.3%
20,856	Anglo American plc - Johannesburg Exchange	625,445
31,174	Anglo American plc - London Exchange	932,900
42,839	Anglo Platinum Ltd.	2,526,447
10,929	City Lodge Hotels, Ltd.	66,187
178,517	FirstRand Ltd.	476,142
77,133	Gold Fields Ltd.	1,140,210
9,519	Impala Platinum Holdings Ltd.	1,080,751
40,800	JD Group Ltd.	497,673
49,399	Nedbank Group Ltd.	716,169
210,300	RMB Holdings Ltd.	866,687
47,633	Sasol Ltd.	1,844,590
72,336	Sun International, Ltd.	894,036
91,100	Venfin Ltd.	484,395
		12,151,632
	South Korea — 0.1%
430	Hyundai Motor Co. Ltd.	33,680
730	Kookmin Bank	43,264
460	Korea Electric Power Corp.	15,683
23,500	Korea Gas Corp.	787,557
100	POSCO	22,579
80	Samsung Electronics Co. Ltd.	45,394
		948,157
	Spain — 1.0%
6,700	Acciona SA	770,157
38,200	Acerinox SA	532,765
43,500	Banco Popular Espanol SA	531,922
143,834	Banco Santander Central Hispanoamer SA	1,896,740
66,197	Iberdrola SA	1,856,707
12,180	NH Hoteles SA	188,997
2,300	Prosegur Cia de Seguridad SA	59,969
30,600	Repsol SA - ADR (†)	988,686
8,480	Sogecable SA (*)	332,387
149,788	Telefonica SA	2,461,927
6,800	Viscofan SA	81,191
		9,701,448
	Sweden — 0.2%
25,300	Assa Abloy AB	358,699
5,600	Hoganas AB, Class B	131,885
7,500	Svenska Cellulosa AB	263,541
25,200	Svenska Handelsbanken AB, Class A	585,346
187,700	Telefonaktiebolaget LM Ericsson, Class B	692,659
		2,032,130
	Switzerland — 0.2%
5,900	Adecco SA	270,705
16,200	Compagnie Financiere Richemont AG	644,288
290	Geberit AG	211,952
6,080	Logitech International SA (*)	248,065

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
11,900	Novartis AG	$606,290
400	Publigroupe SA	114,501
		2,095,801
	Taiwan — 0.1%
47,300	Asustek Computer, Inc.	126,854
147,620	Asustek Computer, Inc. - GDR	403,003
		529,857
	Thailand — 0.5%
589,700	Advanced Information Service Public Co. Ltd.	1,550,897
224,000	GMM Grammy Public Co. Ltd.	68,730
321,000	Kasikornbank Public Co. Ltd.	524,961
45,000	Matichon Newspaper Group plc	11,944
108,000	MBK Public Co. Ltd.	124,924
302,000	National Finance Public Co. Ltd.	94,869
103,700	Siam Cement Public Co. Ltd.	640,930
157,100	Siam Cement Public Co. Ltd. - NVDR	895,200
51,000	Siam Commercial Bank Public Co. Ltd.	63,960
923,700	Thai Union Frozen Products Public Co. Ltd. - NVDR	646,691
		4,623,106
	United Kingdom — 4.8%
60,400	Amvescap plc	393,781
51,600	Arriva plc	536,943
53,500	Associated British Ports Holdings plc	497,836
89,176	Aviva plc	982,474
42,900	BAA plc	473,841
144,300	BAE Systems plc	877,664
64,400	Barclays plc	654,265
287,544	BG Group plc	2,739,746
66,199	BOC Group plc	1,351,562
198,518	Boots Group plc	2,143,888
292,408	BP plc	3,467,536
57,100	BP plc - ADR	4,045,535
253,105	Brambles Industries plc	1,561,389
57,800	BT Group plc	227,944
10,889	Bunzl plc	109,554
205,300	Cable & Wireless Communications plc	519,941
72,200	Capita Group plc	481,753
7,800	Carnival plc	407,126
79,500	Compass Group plc	290,269
35,000	Devro plc	81,046
44,800	Diageo plc	646,504
106,900	Enodis plc (*)	243,178
17,200	Enterprise Inns plc	257,202
229,200	GKN plc	1,196,387
114,373	GlaxoSmithKline plc	2,921,774
54,500	Hanson plc	568,494
78,600	Hays plc	170,869
184,573	HBOS plc	2,788,024
55,000	Hilton Group plc	306,221
1,700	Homeserve plc	33,215
75,600	ICAP plc	489,808
1	Intercontinental Hotels Group plc	13
31,600	Intertek Testing Services plc	382,307
833,200	Invensys plc (*)	213,610

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
131,000	ITV plc	$261,980
308,969	Lloyds TSB Group plc	2,557,933
44,633	MyTravel Group plc, Class A (*)	157,138
246,000	Pilkington plc	605,457
32,800	Provident Financial plc	363,919
18,100	Reckitt Benckiser plc	553,652
60,400	Reed Elsevier plc	562,093
20,400	Rexam plc	185,872
24,200	Rio Tinto plc	995,356
116,100	Sage Group plc (The)	474,049
21,400	Smiths Group plc	363,326
172,200	Stagecoach Group plc	340,652
58,700	Sygen International Group plc	49,350
103,400	Tesco plc	566,525
114,534	Unilever plc	1,201,319
141,663	Vedanta Resources Ltd.	1,499,075
194,100	Vodafone Group plc	507,010
26,600	WPP Group plc	272,237
94,457	Xstrata plc	2,456,366
		46,035,008
	Total Foreign Common Stocks
	(Cost $177,644,389)	245,257,034
	Total Common Stocks
	(Cost $361,822,232)	459,955,858

Principal		Interest	Maturity
Amount		Rate	Date
	Asset-Backed Securities — 3.1%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	5.730%	07/25/33	356,518
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	5.330%	12/25/33	303,327
310,696	ACE Securities Corp., Ser. 2005-RM1, Class A2A (FRN)	3.960%	03/25/35	310,752
937,794	American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2	3.980%	09/25/35	937,208
372,771	Asset Backed Funding Certificates, Ser. 2005-WF1, Class A2A (FRN)	3.910%	01/25/35	372,832
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	5.410%	01/15/34	258,375
945,298	Bank of America Funding Corp., Ser. 2004-B, Class 1A2	4.040%	12/20/34	941,026
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	5.530%	06/25/33	279,641
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	5.280%	10/25/32	253,792
152,614	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-2, Class IA5	8.320%	05/25/30	153,174
500,000	Countrywide Asset-Backed Certificates, Ser. 2003-BC3, Class M3 (FRN)	5.330%	01/25/33	505,903
141,071	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	4.110%	04/25/34	141,125
1,500,000	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	4.100%	06/25/35	1,499,436
811,676	Countrywide Asset-Backed Certificates, Ser. 2005-1, Class 3AV1 (FRN)	3.920%	07/25/35	811,776
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2, (FRN)	4.080%	04/25/35	499,219
500,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF2, Class M2 (FRN)	5.480%	07/25/33	505,458
265,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF5, Class M2, (FRN)	5.330%	03/25/34	269,797

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount				Value
$467,670	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2004-FFC, Class A (FRN)	4.060%	06/25/35	$467,807
820,550	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2005-FF3, Class A (FRN)	3.910%	04/25/35	820,532
743,530	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2	3.780%	11/19/34	730,333
760,274	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	4.190%	11/19/34	761,013
518,638	Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN) (c)	4.130%	06/20/35	518,638
73,028	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	5.580%	08/25/33	73,138
119,261	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	5.530%	07/25/33	119,516
66,427	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	5.480%	08/25/33	66,687
173,847	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	5.130%	09/25/34	173,781
136,037	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	5.230%	11/25/34	136,308
538,304	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	4.880%	01/25/35	539,528
927,689	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)	3.950%	07/25/35	927,668
500,000	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	4.090%	07/25/35	500,321
275,167	Master Asset Backed Securities Trust, Ser. 2005-NC1, Class A3 (FRN)	3.960%	12/25/34	275,221
551,462	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE1, Class A2 (FRN)	4.220%	04/25/35	553,341
890,143	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	4.410%	08/25/29	890,652
589,999	Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	4.370%	12/27/32	593,229
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	5.380%	12/27/33	617,667
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	5.830%	01/25/33	507,088
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	5.430%	01/25/34	306,963
350,000	New Century Home Equity Loan Trust, Ser. 2004-1, Class M2 (FRN)	5.180%	05/25/34	351,380
1,750,000	New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)	4.100%	09/25/35	1,749,957
143,574	Option One Mortgage Loan Trust, Ser. 2005-1, Class A2 (FRN)	3.960%	02/25/35	143,579
176,424	Park Place Securities, Inc., Ser. 2005-WCH1, Class A3A (FRN)	3.950%	01/25/36	176,473
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class MII2 (FRN)	5.180%	12/25/33	253,714
1,164,472	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	4.130%	10/25/34	1,167,227
1,000,000	Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)	4.090%	08/25/35	1,000,312
1,689,841	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19, Class 1A1 (FRN)	4.150%	10/25/35	1,689,841
150,000	Structured Asset Investment Loan Trust, Ser. 2003-BC6, Class M3 (FRN)	5.980%	07/25/33	152,482
502,111	Structured Asset Investment Loan Trust, Ser. 2004-3, Class A2 (FRN)	3.970%	04/25/34	502,147
3,850	Structured Asset Securities Corp., Ser. 2003-S2, Class A4	5.200%	12/25/33	3,840
897,304	Structured Asset Securities Corp., Ser. 2005-FR1, Class A1 (FRN) (c)	4.180%	03/25/35	896,046
1,721,834	Structured Asset Securities Corp., Ser. 2005-RF3, Class 1A (FRN)	4.180%	06/25/35	1,721,834
69,663	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	69,526
1,385,828	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	4.190%	01/25/45	1,386,283
	Total Asset-Backed Securities
	(Cost $29,212,818)			29,243,431

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value
	US Treasury Securities — 13.0%
$15,859,135	US Treasury Inflation-Indexed Bond	1.625%	01/15/15	$15,670,808
79,346,719	US Treasury Inflation-Indexed Bond	1.875%	07/15/15	80,047,191
27,923,000	US Treasury Note	4.250%	08/15/15	27,748,481
	Total US Treasury Securities
	(Cost $123,151,574)			123,466,480

	US Government Agency Obligations - Agency Notes — 0.1%
781,353	FHLMC (FRN)
	(Cost $756,264)	2.835%	07/01/34	762,847

	US Government Agency Obligations - Mortgage-Backed — 0.6%
643,736	FHLMC, Ser. 227, Class IO (d)	5.000%	12/01/34	149,517
198,143	FHLMC, Ser. 232, Class IO (d)	5.000%	08/01/35	46,683
100,000	FHLMC, Ser. 233, Class 5	4.500%	09/15/35	22,828
88,069	FHLMC, Ser. 2882, Class HI (d)	5.000%	05/15/18	13,104
187,489	FHLMC, Ser. 2934, Class HI (d)	5.000%	02/15/20	35,250
91,990	FHLMC, Ser. 2934, Class KI (d)	5.000%	02/15/20	16,820
95,645	FHLMC, Ser. 2967, Class JI (d)	5.000%	04/15/20	17,985
1,010,380	FHLMC, Ser. T-057, Class 1A3	7.500%	07/25/43	1,066,680
2,300,000	FNMA TBA	5.000%	10/01/20	2,293,532
123,724	FNMA, Ser. 2001-W1, Class AF-5	7.516%	08/25/31	123,422
1,102,477	FNMA, Ser. 2002-W8, Class A3	7.500%	06/25/42	1,153,931
283,841	FNMA, Ser. 357, Class IO (d)	5.000%	02/01/35	66,615
396,225	FNMA, Ser. 360, Class 2 (d)	5.000%	07/01/35	92,220
254,227	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	255,358
	Total US Government Agency Obligations - Mortgage-Backed
	(Cost $5,475,030)			5,353,945

	Corporate Obligations — 0.0% (h)
	Telephone Systems — 0.0%
578,000	Level 3 Communications, Inc., Convertible Security
	(Cost $317,929)	6.000%	03/15/10	296,948

Number of Shares
	Commingled Investment Vehicles — 20.7%

	Exchange Traded Funds — 2.3%
202,800	iShares MSCI EAFE Index Fund			11,780,652
105,300	iShares MSCI Emerging Markets Index Fund			8,937,864
40,000	iShares MSCI South Korea Index Fund			1,578,000
				22,296,516

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares				Value
	Private Investment Funds — 18.4%
884,952	Canyon Value Realization Fund, LP (*) (b) (c) (e) (f)			$25,632,050
6,235	Farallon Capital Institutional Partners, LP (*) (a) (b) (c) (e)			21,219,940
494,006	Freeman Fair Value Fund I, LP (*) (b) (c) (e) (g)			52,323,829
13,549	Lone Picea, LP, Class B (*) (a) (b) (c) (e)			1,908,594
22,308	Lone Picea, LP, Class D (*) (a) (b) (c) (e)			3,151,246
29,274	Lone Redwood, LP (*) (a) (b) (c) (e)			14,235,050
184,771	Maverick Fund USA, Ltd. (*) (a) (b) (c) (e)			22,679,742
90,000	OZ Domestic Partners, LP (*) (a) (b) (c) (e)			12,164,223
60,000	Regiment Capital Ltd. (*) (a) (b) (c) (e)			6,958,610
108,782	Tosca (*) (a) (b) (c) (e)			14,530,913
				174,804,197
	Total Commingled Investment Vehicles
	(Cost $142,390,135)			197,100,713

	Preferred Stocks — 0.2%

	Metals — 0.1%
5,456	Anglo Platinum Ltd. (South Africa)			139,024
691,000	Caemi Mineracao e Metalurgica SA (Brazil)			1,101,046
				1,240,070
	Oil and Gas — 0.1%
17,800	Surgutneftegaz - ADR (Russia)			961,200

	Total Preferred Stocks
	(Cost $1,092,999)			2,201,270

	Rights — 0.0% (h)
42,291	Eircom Group plc Rights, Expires 12/31/2009 (*) (Ireland)
	(Cost $0)			30,210

	Warrants — 0.0% (h)
18,100	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (*) (Malaysia)
	(Cost $500)			1,105

Principal		Interest	Maturity
Amount		Rate	Date
	Short-Term Investments — 18.7%

	Repurchase Agreement — 3.5%
$33,434,786

Investors Bank & Trust Repurchase Agreement issued 09/30/05 (proceeds at maturity $33,442,449) (Collateralized by a $21,138,510 FNMA, 4.638%, due 09/01/34, a $10,000,000 GNMA, 3.50%, due 08/20/32, and a $3,953,924 GNMA, 3.50%, due 08/20/32 with market values of $21,000,000, $10,109,361 and $3,997,165, respectively)

	(Cost $33,434,786)	2.750%	10/03/05	33,434,786

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal Amount		Interest Rate	Maturity Date	Value
	US Treasury Securities — 15.2% (#)
$12,500,000	US Treasury Bill	3.117%	10/13/05	$12,490,062
17,000,000	US Treasury Bill (††)	3.125%	10/06/05	16,996,175
33,500,000	US Treasury Bill	3.150%	11/17/05	33,363,823
15,000,000	US Treasury Bill	3.408%	01/12/06	14,856,600
18,000,000	US Treasury Bill	3.718%	03/09/06	17,707,104
20,000,000	US Treasury Bill	3.750%	02/02/06	19,755,660
10,000,000	US Treasury Bill	3.754%	02/09/06	9,869,760
20,000,000	US Treasury Bill	3.806%	03/16/06	19,658,960
	Total US Treasury Securities
	(Cost $144,695,467)			144,698,144
	Total Short-Term Investments
	(Cost $178,130,253)			178,132,930

	Total Investments — 104.7%
	(Cost $842,349,734)			996,545,737
	Liabilities in Excess of Other Assets - (4.7%)			(45,139,417)
	Net Assets — 100.0%			$951,406,320

Number
of Shares
	Short Portfolio — (3.0%)

	Exchange Traded Funds — (2.0%)
72,232	iShares Dow Jones US Real Estate Index Fund			(4,642,351)
275,800	Energy Select Sector SPDR Fund			(14,796,670)
				(19,439,021)

	Real Estate — (0.2%)
79,800	Gramercy Capital Corp. (REIT)			(1,912,008)

Principal
Amount

	US Treasury Securities — (0.8%)
$1,189,010	US Treasury Inflation-Indexed Note	3.875%	04/15/29	(1,627,643)
5,053,815	US Treasury Inflation-Indexed Note	3.500%	01/15/11	(5,566,105)
				(7,193,748)
	Total Short Portfolio
	(Proceeds $25,499,054)			$(28,544,777)

Summary of Industry Classifications (as a % of total net assets):

Basic Industries	0.6%
Capital Equipment	5.9
Consumer Goods	6.7
Energy	12.4
Finance	13.5
Industrial	0.1
Materials	5.4
Multi-Industry	1.0
Private Investment Funds (e)	18.4
Repurchase Agreements	3.5
Services	6.1
US Government Obligations	0.7
US Treasury Obligations	27.4
Forward Currency Contracts	0.0 (h)
Financial Futures Contracts	0.0 (h)
Reverse Repurchase Agreements	(3.5)
Swaps Agreements	0.2
Other Assets in Excess of Other Liabilities	1.6
Total	100.0%

ADR	American Depositary Receipt

FHLMC	Freddie Mac

FNMA	Fannie Mae

FRN	Floating Rate Note. Rate disclosed represents rate as of September 30, 2005.

GDR	Global Depositary Receipt

GNMA	Ginnie Mae

NVDR	Non-Voting Depositary Receipt

PDR	Philippine Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To be Announced

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.

(†)	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

(††)

Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix B of Notes to Financial Statements for further information on financial futures contracts.

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Interest Only security. Face amount represents amortized cost.

(e)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2005. These positions are therefore grouped into their own industry classification.

(f)	The valuation committee has determined this partnership interests to be liquid based on a liquidity letter issued by the fund’s advisor and duly ratified by the TIP board of directors.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

(g)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

(h)	Rounds to less than 0.1%.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $841,736,076. Net unrealized appreciation aggregated $154,809,661, of which $165,656,943 related to appreciated investment securities and $10,847,282 related to depreciated investment securities.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2005

Number of Shares		Value
	Common Stocks — 76.0%

	Australia — 4.4%
94,000	Alumina Ltd.	$439,892
204,371	Amcor Ltd.	1,050,718
36,568	Australia and New Zealand Banking Group Ltd.	670,392
43,300	Caltex Australian Ltd.	676,242
118,768	Coles Myer Ltd.	931,686
376,441	Foster’s Group Ltd.	1,677,856
87,435	National Australia Bank Ltd.	2,202,640
112,965	Santos Ltd.	1,075,766
522,484	Telstra Corp. Ltd.	1,628,380
2,531	Wesfarmers Ltd.	77,629
		10,431,201
	Belgium — 0.4%
1,737	Electrabel SA	874,202

	Brazil — 0.3%
48,950	Votorantim Celulose Papel SA - ADR	655,930

	Canada — 1.7%
30,000	Abitibi-Consolidated, Inc.	120,713
4,900	ACE Aviation Holdings, Inc., Class A (*)	149,922
7,500	Alcan, Inc.	238,131
7,800	BCE, Inc.	214,053
335,900	Bombardier, Inc., Class B	830,633
3,800	Fairmont Hotels & Resorts, Inc.	127,005
4,500	Fraser Papers, Inc. (*)	37,804
10,072	Imperial Oil Ltd.	1,162,975
69,620	Nortel Networks Corp. (*)	228,547
1,500	Novelis, Inc.	32,143
20,800	Rogers Communications, Inc., Class B	820,100
		3,962,026
	Chile — 0.2%
10,100	Banco Santander Chile SA - ADR	443,087

	China — 0.2%
1,008,000	China Telecom Corp.	380,248
145,000	Tsingtao Brewery Co. Ltd.	156,173
		536,421
	Denmark — 0.5%
5,200	Coloplast A/S, Class B	317,794
16,166	Vestas Wind Systems A/S (*)	391,852
9,800	William Demant Holding A/S (*)	460,838
		1,170,484
	Finland — 1.3%
28,400	Metso Oyj	723,445
43,815	M-real Oyj, Class B	238,250

1

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
42,800	Sampo Oyj, Class A	$682,017
12,220	Tietoenator Oyj	411,922
51,868	UPM-Kymmeme Oyj	1,043,019
		3,098,653
	France — 4.6%
34,600	Alcatel SA (*)	463,302
33,740	Arcelor SA	792,468
4,400	Atos Origin SA (*)	312,525
23,900	AXA SA	658,934
7,908	BNP Paribas	603,342
10,546	Carrefour SA	487,272
31,038	Compagnie de Saint-Gobain	1,792,538
4,800	Groupe Danone	522,548
5,176	Sanofi-Aventis	429,552
201,820	Scor SA	414,060
14,468	Societe Generale, Class A	1,658,193
10,000	Thales SA	466,138
8,337	Total SA	2,274,604
		10,875,476
	Germany — 3.6%
9,100	BASF AG	686,158
39,304	Bayer AG	1,446,148
36,583	Bayerische Hypo-und Vereinsbank AG (*)	1,034,310
10,200	Bayerische Motoren Werke AG	480,693
13,200	DaimlerChrysler AG	703,004
13,600	Deutsche Post AG	319,233
6,100	E.ON AG	562,658
3,400	Fresenius Medical Care AG	310,642
15,780	Fresenius Medical Care AG - ADR	479,396
35,948	RWE AG	2,386,643
		8,408,885
	Hong Kong — 4.4%
28,000	Asia Satellite Telecom Holdings Ltd.	52,988
684,000	First Pacific Co. Ltd.	236,231
108,000	Henderson Land Development Co. Ltd.	540,893
59,000	Hong Kong Aircraft Engineering Co. Ltd.	451,794
209,000	Hong Kong Electric Holdings Ltd.	1,043,381
110,000	Hong Kong Exchanges & Clearing Ltd.	377,254
218,483	Hong Kong Shanghai Hotels Ltd.	243,099
88,920	Hysan Development Co. Ltd.	177,537
491,000	i-Cable Communications Ltd.	142,463
140,620	Jardine Matheson Holdings, Ltd.	2,404,602
124,812	Jardine Strategic Holdings, Ltd. - London Stock Exchange	1,260,601
1,500	Jardine Strategic Holdings, Ltd. - Singapore Stock Exchange	15,300
118,881	Mandarin Oriental International Ltd.	101,643
722,916	New World Development Ltd.	953,968
300,000	Next Media Ltd. (*)	131,750
164,000	Silver Grant International Ltd.	46,570
202,478	SmarTone Telecommunications Holdings Ltd.	209,791
89,000	Television Broadcasts Ltd.	544,743
270,571	Wharf Holdings Ltd.	1,056,434

2

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
155,000	Wheelock & Co. Ltd.	$276,358
		10,267,400
	Indonesia — 0.4%
120,307	PT Astra International TBK	113,987
5,467,922	PT Bank Pan Indonesia TBK	257,983
5,572	PT Bank Permata TBK (*)	319
343,000	PT Citra Marga Nusaphala Persada TBK	26,716
114,000	PT Gudang Garam TBK	120,469
1,067,000	PT Indofood Sukses Makmur TBK	75,728
1,420,000	PT Matahari Putra Prima TBK	115,785
415,000	PT Mulia Industrindo TBK (*)	6,647
121,000	PT Semen Gresik TBK	214,341
		931,975
	Ireland — 0.4%
121,000	Eircom Group plc	283,807
72,300	Fyffes plc	221,460
151,340	Independent News & Media plc	443,838
		949,105
	Italy — 2.3%
456,531	Banca Intesa SpA	2,134,644
9,010	FASTWEB (*)	404,387
90,600	Fiat SpA (*)	813,286
28,400	Luxottica Group SpA - ADR	707,444
6,600	Natuzzi SpA - ADR (†)	54,318
45,600	Saipem SpA	769,305
82,700	Unicredito Italiano SpA	467,871
		5,351,255
	Japan — 14.9%
3,800	Aisin Seiki Co. Ltd.	108,503
4,400	Alfresa Holdings Corp.	205,706
32,000	Bank of Fukuoka Ltd. (The)	230,656
37,700	Canon, Inc.	2,047,175
67,000	Chiba Bank Ltd. (The)	545,871
25,000	Dai Nippon Printing Co. Ltd.	403,819
27,000	Dai-Dan Co. Ltd.	189,718
15,000	Daifuku Co. Ltd.	203,869
122	East Japan Railway Co.	700,046
9,200	Eisai Co. Ltd.	395,448
800	Ezaki Glico Co. Ltd.	7,002
18,000	FamilyMart Co. Ltd.	543,725
17,000	Fuji Photo Film Co. Ltd.	563,425
8,500	Fujitsu Frontech Ltd.	91,015
189,000	Hitachi Ltd.	1,199,856
10,000	Inabata & Co. Ltd.	96,425
14,000	Isetan Co. Ltd.	224,805
17	Japan Tobacco, Inc.	268,890
12,000	JS Group Corp.	204,731
16,000	Kao Corp.	396,525
184,000	Kawasaki Heavy Industries Ltd.	469,600
287	KDDI Corp.	1,626,615
18,000	Kinden Corp.	156,425

3

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
58,000	Kirin Brewery Co. Ltd.	$642,690
77,000	Matsushita Electric Industries Co.	1,316,979
42,772	Matsushita Electric Works Ltd.	426,197
42	Millea Holdings, Inc.	680,075
18,000	Mitsubishi Corp.	358,534
13,000	Mitsubishi Gas Chemical Co., Inc.	87,014
105	Mizuho Financial Group, Inc.	674,652
12,600	Namco Bandai Holdings, Inc. (*)	210,111
14,000	NGK Insulators Ltd.	179,529
4,100	Nintendo Co. Ltd.	480,936
19,000	Nippon Meat Packers, Inc.	205,961
12,000	Nippon Mining Holdings, Inc.	95,084
57,000	Nippon Oil Corp.	449,421
58,000	Nippon Suisan Kaisha Ltd.	228,020
106	Nippon Telegraph and Telephone Corp.	525,242
18,000	Nisshinbo Industries, Inc.	156,342
32,000	Noritake Co. Ltd.	153,101
387	NTT DoCoMo, Inc.	694,773
20,000	Onward Kashiyama Co. Ltd.	318,740
8,000	Ryosan Co. Ltd.	209,854
6,400	Sankyo Co. Ltd.	339,827
9,000	Sankyo Seiko Co. Ltd.	53,498
6,500	SECOM Co. Ltd.	315,808
34,000	Sekisui House Ltd.	419,316
12,360	Seven & I Holdings Co., Ltd. (*)	410,037
32,000	Shimizu Corp.	211,584
19,000	Shiseido Co. Ltd.	275,640
31,000	Sompo Japan Insurance, Inc.	410,114
8,800	Sony Corp.	291,353
30,000	Sumitomo Electric Industries Ltd.	407,306
38,000	Sumitomo Forestry Co. Ltd.	385,621
27,000	Sumitomo Metal Mining Co. Ltd.	253,192
98	Sumitomo Mitsui Financial Group, Inc.	932,059
80,000	Sumitomo Trust & Banking Co. Ltd.	663,188
10,000	Sumitomo Wiring Systems Ltd.	282,334
74,000	Taiyo Nippon Sanso Corp.	465,944
48,800	Takeda Pharmaceutical Co. Ltd.	2,915,370
30,000	Tanabe Seiyaku Co. Ltd.	304,745
22,000	Tokyo Broadcasting System, Inc.	511,068
18,200	Tokyo Electric Power Co., Inc.	461,020
147,000	Tokyo Gas Co. Ltd.	599,679
8,900	Tokyo Ohka Kogyo Co. Ltd.	218,826
18,700	Toppan Forms Co. Ltd.	231,292
4,000	Toyo Seikan Kaisha Ltd.	59,606
57,300	Toyota Motor Corp.	2,648,288
227	West Japan Railway Co.	903,065
8,000	Yamaha Motor Co. Ltd.	166,451
15,000	Yamatake Corp.	284,210
64,000	Yokohama Bank Ltd.	488,764
		34,882,310

4

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Malaysia — 1.2%
19,000	British American Tobacco Berhad	$191,356
78,000	Carlsberg Brewery Malaysia Berhad	109,684
167,777	CIMB Berhad	280,517
107,000	Commerce Asset-Holding Berhad	158,994
101,000	Kumpulan Guthrie Berhad	64,350
63,000	Malaysian Airlines System Berhad	56,157
122,600	Malaysian International Shipping Corp. Berhad (foreign shares)	605,078
215,100	Maxis Communications Berhad	539,548
204,000	Multi-Purpose Holdings Berhad (*)	51,430
169,000	Resorts World Berhad	492,866
82,000	Telekom Malaysia Berhad	226,032
		2,776,012
	Mexico — 0.3%
2,400	America Movil SA de CV	63,168
9,200	Grupo Televisa SA - ADR (†)	659,732
1,600	Telefonos de Mexico SA de CV, Class L - ADR	34,032
		756,932
	Netherlands — 4.9%
47,887	Fortis	1,389,221
18,450	Heineken NV	594,341
58,864	ING Groep NV	1,760,429
49,450	Koninklijke (Royal) KPN NV	445,606
23,782	Koninklijke (Royal) Philips Electronics NV	634,513
5,680	Koninklijke Boskalis Westminster NV	283,598
97,556	Reed Elsevier NV	1,350,860
108,714	Royal Dutch Shell plc, Class A	3,600,521
36,491	Royal Dutch Shell plc, Class B	1,263,977
10,924	Wolters Kluwer NV	204,031
		11,527,097
	New Zealand — 0.8%
43,500	Carter Holt Harvey Ltd.	76,080
387,668	Telecom Corporation of New Zealand Ltd.	1,619,110
142,209	Wrightson Ltd.	245,174
		1,940,364
	Norway — 0.2%
37,100	DnB NOR ASA	384,247

	Panama — 0.2%
33,100	Banco Latinoamericano de Exportaciones SA	562,038

	Philippines (The) — 0.7%
352,000	ABS-CBN Broadcasting Corp. - PDR (*)	87,775
122,440	Ayala Corp.	628,288
245,000	Banco de Oro Universal Bank	133,533
41,550	Globe Telecom, Inc.	552,320
252,000	Jollibee Foods Corp.	161,939
		1,563,855
	Poland — 0.2%
7,777	Bank Pekao SA	431,306

5

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Russia — 0.3%
12,800	Lukoil Oil Co. - ADR	$739,200

	Singapore — 0.9%
433,000	BIL International Ltd.	328,127
51,000	Great Eastern Holdings Ltd.	467,772
216,000	Oversea-Chinese Banking Corp.	799,053
20,000	Overseas Union Enterprise Ltd.	113,135
140,000	SembCorp Marine Ltd.	247,950
240,000	United Industrial Corp.	154,750
		2,110,787
	South Africa — 1.8%
5,300	Anglo Platinum Ltd.	312,570
7,408	City Lodge Hotels, Ltd.	44,860
146,916	FirstRand Ltd.	391,856
11,786	Gold Fields Ltd.	174,225
36,636	JD Group Ltd.	446,881
31,044	Nedbank Group Ltd.	450,065
165,000	RMB Holdings Ltd.	679,997
23,138	Sasol Ltd.	896,020
49,037	Sun International, Ltd.	605,471
58,900	Venfin Ltd.	313,182
		4,315,127
	South Korea — 0.7%
950	Hyundai Motor Co. Ltd.	74,410
1,200	Kookmin Bank	71,119
950	Korea Electric Power Corp.	32,388
23,940	Korea Gas Corp.	802,302
27,560	KT&G Corp. (144A) - GDR (+)	598,038
200	POSCO	45,158
170	Samsung Electronics Co. Ltd.	96,462
		1,719,877
	Spain — 4.3%
8,200	Acciona SA	942,580
46,300	Acerinox SA	645,734
52,500	Banco Popular Espanol SA	641,975
170,286	Banco Santander Central Hispanoamer SA	2,243,987
63,540	Iberdrola SA	1,782,183
16,373	NH Hoteles SA	254,060
3,000	Prosegur Cia de Seguridad SA	78,220
10,282	Sogecable SA (*)	403,019
176,389	Telefonica SA	2,899,143
9,950	Viscofan SA	118,802
		10,009,703
	Sweden — 1.0%
30,700	Assa Abloy AB	435,259
7,500	Hoganas AB, Class B	176,632
9,200	Svenska Cellulosa AB	323,277
30,600	Svenska Handelsbanken AB, Class A	710,778
227,820	Telefonaktiebolaget LM Ericsson, Class B	840,712
		2,486,658

6

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Switzerland — 1.1%
6,700	Adecco SA	$307,411
19,700	Compagnie Financiere Richemont AG	783,485
400	Geberit AG	292,348
8,000	Logitech International SA (*)	326,401
14,480	Novartis AG	737,738
510	Publigroupe SA	145,989
		2,593,372
	Taiwan — 0.5%
88,000	Asustek Computer, Inc.	236,007
138,847	Asustek Computer, Inc. - GDR	379,052
27,700	Chunghwa Telecom Co., Ltd. - ADR (†)	512,727
		1,127,786
	Thailand — 1.5%
492,200	Advanced Information Service Public Co. Ltd.	1,294,475
132,000	GMM Grammy Public Co. Ltd.	40,502
194,000	Kasikornbank Public Co. Ltd.	317,266
330,000	Matichon Newspaper Group plc	87,593
89,000	MBK Public Co. Ltd.	102,947
210,000	National Finance Public Co. Ltd.	65,969
240,000	Post Publishing Public Co. Ltd.	47,047
74,000	Siam Cement Public Co. Ltd.	457,366
109,800	Siam Cement Public Co. Ltd. - NVDR	625,672
36,000	Siam Commercial Bank Public Co. Ltd.	45,148
521,200	Thai Union Frozen Products Public Co. Ltd. - NVDR	364,897
		3,448,882
	United Kingdom — 15.8%
70,100	Amvescap plc	457,021
13,731	Anglo American plc - ADR	414,676
64,782	Arriva plc	674,113
65,000	Associated British Ports Holdings plc	604,847
50,677	Aviva plc	558,321
53,700	BAA plc	593,129
170,000	BAE Systems plc	1,033,977
78,200	Barclays plc	794,465
223,663	BG Group plc	2,131,082
42,773	BOC Group plc	873,281
159,365	Boots Group plc	1,721,057
188,100	BP plc	2,230,594
170,735	Brambles Industries plc	1,053,253
60,000	BT Group plc	236,621
13,767	Bunzl plc	138,510
239,200	Cable & Wireless Communications plc	605,796
90,450	Capita Group plc	603,525
9,456	Carnival plc	493,562
92,690	Compass Group plc	338,429
45,400	Devro plc	105,128
52,404	Diageo plc	756,237
138,400	Enodis plc (*)	314,835
21,500	Enterprise Inns plc	321,502
139,199	GKN plc	726,597

7

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
98,112	GlaxoSmithKline plc	$2,506,370
67,850	Hanson plc	707,750
95,300	Hays plc	207,174
130,310	HBOS plc	1,968,367
54,600	Hilton Group plc	303,994
2,100	Homeserve plc	41,030
91,700	ICAP plc	594,119
23,289	Intercontinental Hotels Group plc	296,467
39,600	Intertek Testing Services plc	479,093
897,000	Invensys plc (*)	229,966
158,300	ITV plc	316,576
163,238	Lloyds TSB Group plc	1,351,436
53,633	MyTravel Group plc, Class A (*)	188,824
308,500	Pilkington plc	759,282
41,102	Provident Financial plc	456,031
22,660	Reckitt Benckiser plc	693,135
75,700	Reed Elsevier plc	704,477
24,800	Rexam plc	225,962
67,404	Rio Tinto plc	2,772,356
132,700	Sage Group plc (The)	541,829
25,950	Smiths Group plc	440,575
209,015	Stagecoach Group plc	413,481
73,000	Sygen International Group plc	61,373
118,100	Tesco plc	647,065
134,523	Unilever plc	1,410,978
215,300	Vodafone Group plc	562,386
31,600	WPP Group plc	323,410
		36,984,064
	Total Common Stocks
	(Cost $124,004,471)	178,315,717

	Commingled Investment Vehicles — 8.3%

	Exchange Traded Funds — 2.7%
38,700	iShares MSCI EAFE Index Fund	2,248,083
30,000	iShares MSCI Emerging Markets Index Fund	2,546,400
40,000	iShares MSCI South Korea Index Fund	1,578,000
		6,372,483
	Private Investment Funds — 5.6%
40,000	Lansdowne UK Equity Fund Limited (*) (a) (b) (c) (d)	6,822,313
47,967	Tosca (*) (a) (b) (c) (d)	6,205,846
		13,028,159
	Total Commingled Investment Vehicles
	(Cost $13,550,508)	19,400,642

8

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares				Value
	Preferred Stocks — 0.3%
496,000	Caemi Mineracao e Metalurgica SA (Brazil)
	(Cost $345,593)			$790,332

	Rights — 0.0% (e)
50,416	Eircom Group plc Rights, Expires 12/31/2009 (*) (Ireland)			36,015
37,500	TI Automotive Ltd. Certificate of Entitlement (*) (a) (c) (United States)			1
				36,016
	Total Rights
	(Cost $0)			36,016

	Warrants — 0.0% (e)
20,400	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (*) (Malaysia)
	(Cost $564)			1,245

Principal		Interest	Maturity
Amount		Rate	Date
	Short-Term Investments — 15.4%

	Repurchase Agreement — 6.9%
16,248,685

Investors Bank & Trust Repurchase Agreement issued 09/30/05 (proceeds at maturity $16,252,409) (Collateralized by a $5,267,180 SBA, 7.125%, due 01/25/28, a $5,254,487 SBA, 7.125%, due 07/25/27, a $5,286,846 SBA, 7.295%, due 08/25/17 with market values of $5,704,437, $5,683,358 and $5,673,325, respectively)

	(Cost $16,248,685)	2.750%	10/03/05	16,248,685

	US Treasury Securities — 8.5% (#)
10,000,000	US Treasury Bill (††)	3.355%	11/25/05	9,951,570
5,000,000	US Treasury Bill	3.718%	03/09/06	4,918,640
5,000,000	US Treasury Bill	3.806%	03/16/06	4,914,740
	Total US Treasury Securities
	(Cost $19,784,283)			19,784,950
	Total Short-Term Investments
	(Cost $36,032,968)			36,033,635

	Total Investments — 100.0%
	(Cost $173,934,104)			234,577,587
	Liabilities in Excess of Other Assets — (0.0%) (e)			(35,179)
	Net Assets — 100.0%			$234,542,408

Summary of Industry Classifications (as a % of total net assets):

Number of Shares	Value
Basic Industries	0.6%
Capital Equipment	11.9
Consumer Goods	14.2
Energy	10.1
Finance	19.5
Industrial	0.4
Materials	8.6
Multi-Industry	2.2
Private Investment Funds (d)	5.6
Repurchase Agreements	6.9
Services	11.6
US Treasury Obligations	8.4
Financial Futures Contracts	0.1
Forward Currency Contracts	0.0 (e)
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PDR	Philippine Depositary Receipt

SBA	Small Business Administration

9

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.
(†)	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

(††)

Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix B of Notes to Financial Statements for further information on financial futures contracts.

(+)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2005, the market value of this security was $598,038 or 0.25% of net assets.

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2005. These positions are therefore grouped into their own industry classification.

(e)	Rounds to less than 0.1% or (0.1%).

10

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $173,934,103. Net unrealized appreciation aggregated $60,643,484, of which $63,915,387 related to appreciated investment securities and $3,271,903 related to depreciated investment securities.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2005

Number of
Shares		Value
	Common Stocks — 66.7%

	Aerospace and Defense — 2.5%
61,500	AAR Corp. (*)	$1,056,570
30,100	Alliant Techsystems, Inc. (*)	2,246,965
9,000	Lockheed Martin Corp.	549,360
9,300	Northrop Grumman Corp.	505,455
7,600	Raytheon Co.	288,952
3,800	Textron, Inc.	272,536
		4,919,838
	Automotive — 0.2%
39,400	Ford Motor Co.	388,484

	Banking — 6.1%
32,000	BankUnited Financial Corp., Class A	731,840
44,531	Chittenden Corp.	1,180,517
6,800	Comerica, Inc.	400,520
31,395	Downey Financial Corp.	1,911,955
51,329	Hudson United Bancorp	2,172,757
69,300	North Valley Bancorp	1,185,030
72,000	People’s Bank	2,086,560
61,469	SNB Bancshares, Inc. (*)	691,526
26,000	The South Financial Group	697,840
6,200	UnionBanCal Corp.	432,264
9,500	Wells Fargo Corp.	556,415
		12,047,224
	Beverages, Food, and Tobacco — 2.0%
7,900	Altria Group, Inc.	582,309
20,500	ConAgra Foods, Inc.	507,375
6,700	General Mills, Inc.	322,940
36,300	Molson Coors Brewing Co., Class B	2,323,563
4,200	Pepsico, Inc.	238,182
		3,974,369
	Chemicals — 1.7%
6,500	Dow Chemical Co.	270,855
107,050	Mosaic Co. (The) (*)	1,714,941
82,324	Nalco Holding Co. (*)	1,388,806
		3,374,602
	Commercial Services — 6.7%
19,100	Cendant Corp.	394,224
96,000	DeVry, Inc. (*)	1,828,800
25,600	GenTek, Inc.	371,200
8,800	H & R Block, Inc.	211,024
47,100	ITT Educational Services, Inc. (*)	2,324,385
26,200	Magellan Health Services, Inc. (*)	920,930
115,900	MoneyGram International, Inc.	2,516,189
82,381	Rent-A-Center, Inc. (*)	1,590,777
50,292	The Brink’s Co.	2,064,990
50,200	United Rentals, Inc. (*)	989,442
		13,211,961

1

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
	Communications — 1.8%
216,300	Andrew Corp. (*)	$2,411,745
12,400	Corning, Inc. (*)	239,692
4,500	QUALCOMM, Inc.	201,375
22,000	Verizon Communications Corp.	719,180
		3,571,992
	Computer Software and Processing — 2.7%
5,000	Autodesk, Inc.	232,200
4,200	Computer Sciences Corp. (*)	198,702
8,400	Electronic Data Systems Corp.	188,496
4,000	Fiserv, Inc. (*)	183,480
108,900	Internet Security Systems (*)	2,614,689
59,600	Microsoft Corp.	1,533,508
28,200	Oracle Corp. (*)	349,398
66,800	Preview Systems, Inc. (a)	200
		5,300,673
	Computers and Information — 1.3%
4,400	Apple Computer, Inc. (*)	235,884
51,300	Cisco Systems, Inc. (*)	919,809
29,800	Hewlett-Packard Co.	870,160
5,500	International Business Machines Corp.	441,210
28,553	Nexprise, Inc. (*) (a)	7,138
		2,474,201
	Cosmetics and Personal Care — 0.2%
7,300	Estee Lauder Companies, Inc., Class A	254,259
3,200	Procter & Gamble Co.	190,272
		444,531
	Diversified — 0.6%
20,200	FMC Corp. (*)	1,155,844

	Electric Utilities — 2.4%
5,000	American Electric Power, Inc.	198,500
6,500	Constellation Energy Group, Inc.	400,400
11,900	Edison International	562,632
197,618	Sierra Pacific Resources (*)	2,934,626
5,700	TXU Corp.	643,416
		4,739,574
	Electronics — 3.4%
131,400	Checkpoint Systems, Inc. (*)	3,116,808
40,600	Intel Corp.	1,000,790
49,000	Rogers Corp. (*)	1,896,300
21,100	Texas Instruments, Inc.	715,290
		6,729,188
	Financial Services — 3.1%
6,600	Bank of America Corp.	277,860
8,300	Brascan Corp., Class A (*)	386,780
4,900	CIT Group, Inc.	221,382
29,200	Citigroup, Inc.	1,329,184
5,400	Goldman Sachs Group, Inc.	656,532
4,100	JP Morgan Chase & Co., Inc.	139,113

2

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
13,900	KeyCorp	$448,275
5,700	Lehman Brothers Holdings, Inc.	663,936
11,100	Merrill Lynch & Co.	680,985
10,400	Morgan Stanley	560,976
16,400	The Charles Schwab Corp.	236,652
14,300	Washington Mutual, Inc.	560,846
		6,162,521
	Forest Products and Paper — 0.3%
5,100	Georgia-Pacific Group	173,706
6,500	Kimberly-Clark Corp.	386,945
		560,651
	Healthcare Providers — 4.4%
9,200	HCA, Inc.	440,864
53,900	LifePoint Hospitals, Inc. (*)	2,357,047
40,000	Lincare Holdings, Inc. (*)	1,642,000
146,200	Odyssey HealthCare, Inc. (*)	2,481,014
37,000	Universal Health Services, Inc., Class B	1,762,310
		8,683,235
	Heavy Machinery — 0.5%
3,400	Caterpillar, Inc.	199,750
11,400	Ingersoll Rand Co.	435,822
6,400	Paccar, Inc.	434,496
		1,070,068
	Home Construction, Furnishings, and Appliances — 0.6%
2,800	Centex Corp.	180,824
12,666	D.R. Horton, Inc.	458,763
6,400	Lennar Corp., Class A	382,464
3,300	Toll Brothers, Inc. (*)	147,213
		1,169,264
	Household Products — 0.2%
7,700	The Clorox Co.	427,658

	Insurance — 2.8%
6,500	Aetna, Inc.	559,910
10,000	Allstate Corp.	552,900
30,000	Brown & Brown, Inc.	1,490,700
42,200	Hilb, Rogal & Hobbs Co.	1,574,904
3,800	Loews Corp.	351,158
9,500	Principal Financial Group, Inc.	450,015
4,500	The Progressive Corp.	471,465
		5,451,052
	Lodging — 0.4%
12,000	Hilton Hotels Corp.	267,840
7,000	Marriott International, Inc. Class A	441,000
		708,840
	Media - Broadcasting and Publishing — 2.2%
155,336	COX Radio, Inc., Class A (*)	2,361,107
6,100	EchoStar Communications Corp.	180,377
7,875	Emmis Communications Corp., Class A (*)	173,959
3,300	Gannett Co., Inc.	227,139

3

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
61,000	Insight Communications Co., Inc. (*)	$709,430
11,000	McGraw-Hill Companies, Inc.	528,440
5,100	Viacom, Inc., Class B	168,351
		4,348,803
	Medical Supplies — 3.8%
3,000	Becton, Dickinson & Co.	157,290
19,200	Fisher Scientific International, Inc. (*)	1,191,360
50,800	Owens & Minor, Inc.	1,490,980
95,100	Steris Corp.	2,262,429
98,900	Viasys Healthcare, Inc. (*)	2,471,511
		7,573,570
	Metals — 0.8%
72,800	General Cable Corp. (*)	1,223,040
3,000	Phelps Dodge Corp.	389,790
		1,612,830
	Metals and Mining — 0.3%
8,000	Nucor Corp.	471,920
35,000	Pacific Rim Mining Corp. (*)	30,450
		502,370
	Oil and Gas — 3.6%
2,600	Anadarko Petroleum Corp.	248,950
11,300	Chevron Corp.	731,449
14,200	ConocoPhillips	992,722
6,200	Devon Energy Corp.	425,568
15,300	Exxon Mobil Corp.	972,162
125,900	Hanover Compressor Co. (*)	1,744,974
7,500	Marathon Oil Corp.	516,975
10,000	Petro-Canada	417,300
3,900	Sunoco, Inc.	304,980
4,000	Talisman Energy, Inc.	195,360
5,500	Valero Energy Corp.	621,830
		7,172,270
	Pharmaceuticals — 3.6%
6,900	Abbott Laboratories	292,560
11,300	Amgen, Inc. (*)	900,271
10,100	Cardinal Health, Inc.	640,744
48,800	Hospira, Inc. (*)	1,999,336
17,900	Johnson & Johnson	1,132,712
11,300	McKesson Corp.	536,185
8,400	Merck & Co., Inc.	228,564
50,400	Pfizer, Inc.	1,258,488
269,200	PharmChem Laboratories, Inc. (*) (a)	808
		6,989,668
	Restaurants — 1.0%
65,000	Ruby Tuesday, Inc.	1,414,400
10,500	Yum! Brands, Inc.	508,305
		1,922,705
	Retailers — 3.1%
4,900	Best Buy Co., Inc.	213,297
75,125	Big Lots, Inc. (*)	825,624
1,600	Federated Department Stores, Inc.	106,992

4

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Number of Shares		Value
66,300	Geerlings & Wade, Inc. (*)	$72,930
18,800	Home Depot, Inc.	717,032
24,900	Kroger Co. (*)	512,691
9,500	Limited Brands	194,085
11,300	Nordstrom, Inc.	387,816
48,600	Pier 1 Imports, Inc.	547,722
20,500	Safeway, Inc.	524,800
100,000	Saks, Inc. (*)	1,850,000
3,300	Target Corp.	171,369
33,550	Whitehall Jewellers, Inc. (*)	56,699
		6,181,057
	Telephone Systems — 2.1%
6,900	BCE, Inc.	189,336
16,100	BellSouth Corp.	423,430
311,400	Cincinnati Bell, Inc. (*)	1,373,274
94,100	General Communications, Inc., Class A (*)	931,590
24,100	United States Cellular Corp. (*)	1,287,422
		4,205,052
	Textiles, Clothing, and Fabrics — 0.4%
14,000	Coach, Inc. (*)	439,040
4,900	Nike Inc., Class B	400,232
		839,272
	Transportation — 1.9%
6,400	Burlington Northern Santa Fe Corp.	382,720
4,050	Canadian National Railway Co.	287,509
20,000	CNF, Inc.	1,050,000
41,800	EGL, Inc. (*)	1,134,870
17,700	Tidewater, Inc.	861,459
		3,716,558
	Total Common Stocks
	(Cost $103,475,974)	131,629,925

	Private Investment Funds — 24.3%
237,919	Adage Capital Partners, LP (*) (a) (b) (c) (d)	28,657,656
178,350	Freeman Fair Value Fund I, LP (*) (b) (c) (d) (e)	18,861,529
250	Gotham Partners, LP (*) (a) (b) (c) (d)	363,150
		47,882,335
	Total Commingled Investment Vehicles
	(Cost $41,873,486)	47,882,335

5

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Short-Term Investments — 6.6%

	Repurchase Agreement — 2.1%

$4,088,630

Investors Bank & Trust Repurchase Agreement issued 09/30/05 (proceeds at maturity $4,089,567) (Collateralized by a $1,727,507 SBA, 6.625%, due 05/25/27, a $2,303,350 SBA, 7.375%, due 12/25/14 with market values of $1,846,664 and $2,446,397, respectively)

	(Cost $4,088,630)	2.750%	10/03/05	$4,088,630

	US Treasury Security — 4.5% (#)
9,000,000	US Treasury Bill (†)
	(Cost $8,856,900)	3.718%	03/09/06	8,853,552
	Total Short-Term Investments
	(Cost $12,945,530)			12,942,182

	Total Investments — 97.6%
	(Cost $158,294,990)			192,454,442
	Other Assets in Excess of Liabilities — 2.4%			4,749,977
	Net Assets — 100.0%			$197,204,419

Summary of Industry Classifications (as a % of total net assets):

Basic Industries	0.8%
Capital Equipment	12.5
Consumer Goods	13.6
Energy	6.0
Finance	12.0
Materials	2.8
Multi-Industry	0.6
Private Investment Funds (d)	24.3
Repurchase Agreements	2.1
Services	18.3
US Treasury Obligations	4.5
Financial Futures Contracts	0.0
Other Assets in Excess of Liabilities	2.4
Total	100.0%

SBA	Small Business Administration

(#)	Interest rate represents the yield to maturity at the time of purchase.

(*)	Non-income producing security.

(†)	Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.

(a)	Illiquid security.

(b)	Restricted security.

(c)	Security is valued in good faith under procedures established by the board of directors.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2005. These positions are therefore grouped into their own industry classification.

(e)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

6

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $158,294,990. Net unrealized appreciation aggregated $34,159,452, of which $41,166,848 related to appreciated investment securities and $7,007,396 related to depreciated investment securities.

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2005

Principal		Interest	Maturity
Amount		Rate	Date	Value
	US Treasury Security — 99.0%
$35,409,000	US Treasury Note (†)
	(Cost $36,087,660)	4.250%	08/15/15	$35,187,694

	Repurchase Agreements — 56.1%
2,700,000	Bear, Stearns & Co., Inc. Repurchase Agreement issued 09/28/05 (proceeds at maturity $2,701,864) (Collateralized by a $2,660,000 US Treasury Inflation Indexed Note, 1.875%, due 07/15/15, with a market value of $2,706,917)	3.550%	10/05/05	2,700,000

487,042	Investors Bank & Trust Company Repurchase Agreement issued 09/30/05 (proceeds at maturity $487,153) (Collateralized by a $520,306 FNMA, 5.000%, due 06/01/34, with a market value of $511,394)	2.750%	10/03/05	487,042

16,750,000	Nomura Asset Securities Corp. Repurchase Agreement issued 09/27/05 (proceeds at maturity $16,761,806) (Collateralized by a $11,820,000 US Treasury Bond, 8.875%, due 02/15/19, with a market value of $17,094,675)	3.625%	10/04/05	16,750,000

	Total Repurchase Agreements
	(Cost $19,937,042)			19,937,042

	Total Investments — 155.1%
	(Cost $56,024,702)			55,124,736
	Liabilities in Excess of Other Assets — (55.1%)			(19,571,943)
	Net Assets – 100.0%			$35,552,793

Summary of Industry Classifications (as a % of total net assets):

Repurchase Agreements	56.1%
US Treasury Obligation	99.0
Reverse Repurchase Agreements	(56.9)
Other Assets in Excess of Other Liabilities	1.8
Total	100.0%

FNMA	Fannie Mae

(†)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix C of Notes to Financial Statements.

1

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $56,024,702. Net unrealized appreciation aggregated $(899,966), of which $0 related to appreciated investment securities and $899,966 related to depreciated investment securities.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2005

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Short-Term Investments — 99.6%

	US Treasury Securities — 98.7% (#)
$19,500,000	US Treasury Bill	2.147%	01/19/06	$19,293,554
1,000,000	US Treasury Bill	2.307%	01/26/06	988,629
2,000,000	US Treasury Bill	2.664%	02/02/06	1,975,566
3,500,000	US Treasury Bill	2.810%	02/16/06	3,451,644
2,000,000	US Treasury Bill	3.091%	02/23/06	1,970,632
6,000,000	US Treasury Bill	3.479%	03/16/06	5,897,688
63,550,000	US Treasury Bill	3.652%	03/23/06	62,420,398
	Total US Treasury Securities
	(Cost $96,006,224)			95,998,111

	Time Deposit — 0.9%
845,000	Investors Bank & Trust Company (Cost $845,000)	3.500%	10/03/05	845,000
	Total Short-Term Investments
	(Cost $96,851,224)			96,843,111

	Total Investments — 99.6%
	(Cost $96,851,224)			96,843,111
	Other Assets in Excess of Liabilities — 0.4%			431,873
	Net Assets — 100.0%			$97,274,984

Summary of Industry Classifications (as a % of total net assets):

Time Deposits	0.9%
US Treasury Obligations	98.7
Other Assets in Excess of Liabilities	0.4
Total	100.0%

(#)	Interest rate represents the yield to maturity at the time of purchase.

1

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $96,851,224. Net unrealized appreciation aggregated $(8,113), of which $1,810 related to appreciated investment securities and $(9,923) related to depreciated investment securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Appendix A

Open Forward Currency Contracts as of September 30, 2005

Contract		US Dollar	Foreign Currency	Unrealized
Amount	Description	Receivable/(Payable)	Receivable/(Payable)	Depreciation

	Multi-Asset Fund

	Sell Contracts
3,958,500	British Pound settling on 10/31/05	$6,866,691	$(6,999,534)	$(132,843)

	International Equity Fund

	Sell Contracts
1,932,500	British Pound settling on 10/31/05	$3,352,250	$(3,417,103)	$(64,853)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix B

Open Futures Contracts as of September 30, 2005

			Value at	Unrealized
Number of			September 30,	Appreciation/
Contracts	Type	Cost/(Proceeds)	2005	(Depreciation)

	Multi-Asset Fund

	Long Financial Futures Contracts
106	October 2005 CAC40	$5,710,054	$5,880,027	$169,973
68	December 2005 Topix Index	7,723,946	8,450,503	726,557
74	December 2005 Swiss Market Index	3,848,517	3,967,330	118,813
35	December 2005 S&P TSE 60 Index	3,691,494	3,749,698	58,204
582	December 2005 MSCI Pan Euro	13,962,411	14,247,079	284,668
21	December 2005 S&P MIB Index	4,319,361	4,406,205	86,844
101	December 2005 FTSE 100 Index	9,582,560	9,799,655	217,095
316	December 2005 S&P 500 Index	97,403,475	97,509,700	106,225
20	December 2005 10-Year Swap	2,229,987	2,187,500	(42,487)
78	December 2005 DAX Index	11,596,394	11,911,430	315,036
37	December 2005 Canadian Dollar	3,138,340	3,190,880	52,540
179	December 2005 Euro GLBX	27,511,600	27,006,625	(504,975)
71	December 2005 Swiss Franc	7,112,425	6,897,650	(214,775)
89	December 2005 British Pound	10,154,900	9,791,669	(363,231)
274	December 2005 Japanese Yen	31,360,825	30,403,725	(957,100)
104	December 2005 10-Year US Treasury Note	11,503,334	11,431,875	(71,459)
				(18,072)
	Short Financial Futures Contracts
3	December 2005 90-Day Eurodollar	(719,090)	(717,112)	1,978
1	December 2005 US Long Bond	(116,809)	(114,406)	2,403
5	December 2005 5-Year US Treasury Note	(540,140)	(534,297)	5,843
6	December 2005 2-Year US Treasury Note	(1,240,293)	(1,235,344)	4,949
3	March 2006 90-Day Eurodollar	(719,815)	(715,875)	3,940
3	June 2006 90-Day Eurodollar	(718,414)	(715,462)	2,952
3	September 2006 90-Day Eurodollar	(717,164)	(715,387)	1,777
3	December 2006 90-Day Eurodollar	(715,965)	(715,425)	540
3	March 2007 90-Day Eurodollar	(714,952)	(715,687)	(735)
3	June 2007 90-Day Eurodollar	(713,952)	(715,762)	(1,810)
3	September 2007 90-Day Eurodollar	(713,040)	(715,725)	(2,685)
1	December 2007 90-Day Eurodollar	(239,510)	(238,513)	997)
1	March 2008 90-Day Eurodollar	(239,422)	(238,500)	922
1	June 2008 90-Day Eurodollar	(239,310)	(238,463)	847
1	September 2008 90-Day Eurodollar	(239,185)	(238,413)	772
1	December 2008 90-Day Eurodollar	(239,034)	(238,325)	709
1	March 2009 90-Day Eurodollar	(238,947)	(238,300)	647
1	June 2009 90-Day Eurodollar	(238,822)	(238,238)	584
18	September 2009 90-Day Eurodollar	(4,287,191)	(4,286,925)	266
18	December 2009 90-Day Eurodollar	(4,285,342)	(4,285,125)	217

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

17	March 2010 90-Day Eurodollar	$(4,046,157)	$(4,046,425)	$(268)
17	June 2010 90-Day Eurodollar	(4,045,308)	(4,045,363)	(55)
				24,790

				$6,718
	International Equity Fund

	Long Financial Futures Contracts
135	October 2005 CAC40	$7,301,971	$7,488,714	$186,743
60	December 2005 Topix Index	7,001,023	7,456,326	455,303
100	December 2005 Swiss Market Index	5,200,699	5,361,257	160,558
78	December 2005 S&P TSE 60 Index	8,226,762	8,356,471	129,709
323	December 2005 MSCI Pan Euro	7,748,905	7,906,884	157,979
5	December 2005 S&P MIB Index	1,028,419	1,049,096	20,677
14	December 2005 FTSE 100 Index	1,356,670	1,358,368	1,698
36	December 2005 DAX Index	5,382,880	5,497,583	114,703
80	December 2005 Canadian Dollar	6,785,600	6,899,200	113,600
136	December 2005 Euro GLBX	20,931,400	20,519,000	(412,400)
56	December 2005 Swiss Franc	5,609,800	5,440,400	(169,400)
54	December 2005 British Pound	6,124,050	5,941,012	(183,038)
103	December 2005 Japanese Yen	11,735,038	11,429,138	(305,900)
				$270,232

	US Equity Fund

	Long Financial Futures Contracts
301	December 2005 S&P 500 Index	$92,937,063	$92,881,075	$(55,988)

	Short Financial Futures Contracts
46	December 2005 Midcap 400 Index	(16,513,425)	(16,576,100)	(62,675)
77	December 2005 Russell 2000 Index	(25,959,500)	(25,875,850)	83,650
				20,975

				$(35,013)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix C

Reverse Repurchase Agreements as of September 30, 2005

Multi-Asset Fund

	Face	Market
Description	Value	Value
Morgan Stanley Dean Witter, 2.90%, dated 09/01/05, to be repurchased on 10/03/05, at face value, plus accrued interest	$16,148,000	$16,187,024

Morgan Stanley Dean Witter, 3.70%, dated 09/27/05, to be repurchased on 10/04/05, at face value, plus accrued interest	6,276,375	6,278,955

Morgan Stanley Dean Witter, 3.20%, dated 09/30/05, to be repurchased on 12/31/50, at face value, plus accrued interest	10,793,750	10,794,710

Total reverse repurchase agreements		$33,260,689

Government Bond Fund

	Face	Market
Description	Value	Value
Morgan Stanley Dean Witter, Variable Rate, 2.90%, dated 09/01/05, to be repurchased on 10/03/05, at face value, plus accrued interest	$15,266,000	$15,302,893

Morgan Stanley Dean Witter, Variable Rate, 3.2%, dated 09/30/05, to be repurchased on 10/03/05, at face value, plus accrued interest	4,906,250	4,906,686

Total reverse repurchase agreements		$20,209,579

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix D

Restricted Securities as of September 30, 2005

The following restricted securities were held by the funds as of September 30, 2005, and were valued in accordance with the Valuation of Investments. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

	Investment	Date of Acquisition*	Cost

Multi-Asset Fund	Canyon Value Realization Fund, LP	06/01/96-06/30/03	$13,797,935
	Extra Space Storage, Inc. REIT	6/21/05	704,481
	Farallon Capital Institutional Partners, LP	04/01/95-12/31/97	7,746,138
	Freeman Fair Value Fund I, LP	09/30/04-07/01/05	50,000,000
	Gramercy Capital Corp.	12/03/04	1,780,537
	Huntingdon Real Estate Investment Trust REIT	9/14/05	1,327,590
	Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000
	Lone Picea, LP, Class B	01/03/05	1,617,000
	Lone Redwood, LP	12/31/97	3,685,394
	Maverick Fund USA, Ltd.	12/31/02-09/01/04	20,000,000
	OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000
	Regiment Capital Ltd.	06/30/03	6,000,000
	Tosca	12/30/03-7/31/04	11,000,000

International Equity Fund	Lansdowne UK Equity Fund Limited	05/31/03	$4,000,000
	Tosca	07/01/04	4,700,000

US Equity Fund	Adage Capital Partners, LP	12/31/01-06/30/03	$23,212,671
	Freeman Fair Value Fund I, LP	09/30/04-12/31/04	18,000,000
	Gotham Partners, LP	12/31/96-06/26/97	660,814

At September 30, 2005, the aggregate market value of restricted securities was: Multi-Asset Fund:  $179,472,301 (18.9% of net assets); International Equity Fund: $13,028,159 (5.6% of net assets); US Equity Fund: $47,882,335 (24.3% of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Multi-Asset Fund’s holdings of Canyon Value Realization Fund, LP which the board of directors deemed to be liquid. The above list does not include other securities registered under Rule 144A of the Securities Act of 1933.  These securities may also be deemed to be restricted.

*	The date of acquisition represents the initial date of investment. It may include dates of investments which have been subsequently sold.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Appendix E

Swap Agreements as of September 30, 2005

Multi-Asset Fund

Total Return Swaps

Notional		Expiration
Amount		Date	Counterparty	Receive	Pay	Index
$35,000,000	USD	12/28/2006	AIG	Return on	3-month US Treasury	The Dow
				Index	Bill Rate + 0.45%	Jones – AIG
Commodity
Index Total
Return

Appendix F

Written Option Contracts as of September 30, 2005

Multi-Asset Fund

	Number of Contracts	Premiums

Outstanding at beginning of period	0	$0
Options Written	699	70,360
Options Canceled in Closing Transactions	(80)	(17,041)
Options Expired	(224)	(9,553)
Options Exercised	0	0
Outstanding at end of period	395	$43,766

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

	By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Principal Executive Officer

Date	11/28/05

	By:	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	11/28/05